Income Taxes - Schedule of Effective and Stated Tax Rate (Details) (10-K)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Federal	21.00%	35.00%
State	5.00%
Total	26.00%